Federated Investors
World-Class Investment Manager

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

15TH SEMI-ANNUAL REPORT

May 31, 2002

Established 1987

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Bond Fund

President's Message

Dear Shareholder:

Federated Bond Fund was created in 1987, and I am pleased to present its 15th Semi-Annual Report. The fund emphasizes debt securities that can provide a high level of income paid monthly. The fund's portfolio of investment grade and lower rated bonds moderates the risk level.

This report covers the first half of the fund's fiscal year, which is the six-month period from December 1, 2001 through May 31, 2002. The fund's portfolio of bonds reflects an emphasis on broad diversification and quality. On May 31, 2002, the $998 million portfolio comprised more than 200 individual bond issues. Nearly 70% of the fund's assets were invested in investment-grade or better corporate bonds, and over 25% were invested in B or BB-rated bonds,1 that have provided above-average income distribution for shareholders. As of May 31, 2002, the fund's weighted average duration was 4.9 years.2

The report begins with a discussion with the fund's portfolio manager, Joseph M. Balestrino, Senior Vice President of Federated Investment Management Company. Following his discussion, detailing both the U.S. bond market and recent activity in the fund's portfolio, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

1 Lower rated bonds involve a higher degree of risk than investment-grade bonds in return for higher yield potential.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

The Federal Reserve Board (the "Fed") last lowered interest rates on December 11, 2001 to 1.75%, the lowest in 40 years. Since that time and throughout the fund's six-month reporting period, the Fed has not taken any further action. As a result, in a stable interest rate environment that generally favors high-quality corporate bonds, Federated Bond Fund continued to produce a strong income stream for investors. However, share price declined slightly over the reporting period due to continued concern over corporate earnings, which has also created negative stock market reactions. Additionally, even though the Fed took no action, interest rates did rise all along the U.S. Treasury maturity spectrum, creating price declines for high-quality bonds. Individual share class total return performance, including income distributions, follows.3

	Total Return	Income	Net Asset Value Change
Class A Shares	2.51%	$0.304	$8.72 to $8.63= (1.03%)
Class B Shares	2.11%	$0.270	$8.74 to $8.65= (1.03%)
Class C Shares	2.11%	$0.270	$8.74 to $8.65 = (1.03%)
Class F Shares	2.49%	$0.303	$8.75 to $8.66 = (1.03%)

Thank you for participating in Federated Bond Fund. Remember, it is easy to increase your participation in the performance potential of a diversified bond portfolio by reinvesting your monthly earnings automatically in additional fund shares.

As always, we welcome your comments, questions and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
July 15, 2002

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price (less any applicable sales charge) for Class A, B, C and F shares were (2.09%), (3.34%), 1.12% and 0.47%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Joseph M. Balestrino

Senior Vice President

Federated Investment Management Company

Investment Review

How did the bond market perform over the fund's reporting period?

Over the six-month period ended May 31, 2002, interest rates moved generally higher across the maturity spectrum. As calendar year 2001 was coming to a close, the financial markets began to anticipate an economic recovery, largely the expected result of central bank interest rate reductions worldwide. Unfortunately, first quarter 2002 corporate earnings were below expectations, which altered the direction of the riskier asset classes (i.e., stocks and high-yield bonds). Thus, in the months of April and May, bond prices began rising strongly as stock prices generally fell. All told, bonds once again significantly outperformed most stock markets, a pattern that has become typical over the past two years.

During the fund's six-month reporting period, how did the fund's total return measure up to its peers?

The fund's Class A, B, C and F shares produced total returns of 2.51%, 2.11%, 2.11% and 2.49%, respectively, for the six-month period ended May 31, 2002, based on net asset value. This compares favorably with a 1.35% total return over the same period for the average corporate bond fund as measured by the Lipper Corporate BBB-Rated Bond Funds1 category. The fund also outperformed its benchmark, the Lehman Brothers Credit Bond Index,2 which posted a 1.76% return for the reporting period.

1 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

2 Lehman Brothers Credit Bond Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's Ratings Group, if unrated by Moody's. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is unmanaged and is rebalanced monthly by market capitalization. Investments cannot be made in an index.

Did you make any adjustments to the fund's portfolio in terms of duration and quality?

While it has yet to be confirmed by the equity market, it does appear that many economic indicators have been on an improving trend over the past six months. Most notably are the various commodity, manufacturing and employment statistics, which have all rebounded since late 2001. Additionally, the domestic consumer indicators have sustained high levels. As a result, the portfolio has gradually and deliberately been moving toward a position in anticipation of stronger economic growth in the latter half of 2002. Thus, the portfolio has been reducing duration (lessening interest rate exposure) and adding to the allocation in medium-to-lower quality corporate debt securities.

What were the fund's yields on May 31, 2002?

On May 31, 2002, the fund's 30-day distribution yield,3 based on net asset value, was 6.93% for Class A Shares (6.61% based on offering price) as compared to the ten-year Treasury rate, which was 5.04% on that same day. The fund's distribution yields for Class B, C and F shares were 6.11%, 6.11% and 6.83%, respectively, based on net asset value. The fund's 30-day SEC yields for Class A, B, C and F shares were 6.65%, 6.17%, 6.17% and 6.87%, respectively.4

3 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

4 The 30-day SEC yield is calculated by dividing the investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized.

What were the fund's top ten holdings as of May 31, 2002, and how were the fund's assets allocated according to bond quality?

The top ten holdings were as follows:

Name/ Coupon / Maturity	Percentage of Net Assets
International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	1.2%
Continental Cablevision, 9.50%, Sr. Deb., 8/1/2013	1.2%
Inco Ltd., Note, 9.60%, 6/15/2022	1.2%
Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	1.1%
Husky Oil Ltd., 7.125%, Sr. Note, 11/15/2006	1.1%
Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	1.1%
Viacom, Inc., Deb., 8.25%, 8/1/2022	1.1%
Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1.0%
Reed Elsevier, Inc., 6.75%, 8/1/2011	1.0%
Sun Co., Inc., Deb., 9.00%, 11/1/2024	1.0%
TOTAL	11.0%

The fund's allocation by quality was:

Percentage of Net Assets
AAA	4.6%
AA	4.1%
A	19.3%
BBB	41.3%
BB	9.8%
B	15.2%
CCC	1.4%
Other	4.3%

What is the composition of the fund by sectors?

The percentage breakdown of assets in the fund is as follows:

Corporate high-quality bonds	70.1%
Corporate high-yield bonds	26.8%
Asset-backed securities	1.9%
Government securities	0.3%

As we begin the second half of 2002, what is your outlook for the U.S. economy, the bond market and for investors?

Our basic outlook is for one of gradually improved economic conditions and higher corporate earnings. In such an environment, one must be alert to the potential for higher interest rates. For these reasons, the fund's portfolio has been reducing average maturity/interest rate exposure and adding to corporate securities more positively correlated to the economy.

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $15,000 in the Class F Shares of Federated Bond Fund on 5/20/87, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $48,755 on 5/31/02. You would have earned an 8.16%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 5/31/02, Class A Shares' 1-year, 5-year and since inception (6/28/95) average annual total returns were 1.41%, 4.36% and 5.28%, respectively. Class B Shares' 1-year, 5-year and since inception (6/28/95) average annual total returns were (0.11)%, 4.22% and 5.18%, respectively. Class C Shares' 1-year, 5-year and since inception (6/28/95) average annual total returns were 4.33%, 4.52% and 5.18%, respectively. Class F Shares' 1-year, 5-year and 10-year average annual total returns were 4.19%, 5.13% and 7.18%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and the 1.00% contingent deferred sales charge for Class F Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 15 years (reinvesting all dividends and capital gains) grew to $29,435.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Bond Fund on 5/20/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $16,000, but your account would have reached a total value of $29,4351 by 5/31/02. You would have earned an average annual total return of 7.64%.

A practical investment plan helps you pursue a high level of income through high-quality bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--Investing for High Monthly Income

John and Joan Wicker are a fictional couple who, like many other shareholders, look for high monthly income opportunities.

John is an attorney in his late forties with an established client base. Joan is a school teacher. On May 31, 1992, the Wickers invested $20,000 in the Class F Shares of Federated Bond Fund.

As this chart shows, their original $20,000 investment has grown to $40,007. This represents an 7.18% average annual total return. For John and Joan, that means extra money to supplement their daughter's college tuition.

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

May 31, 2002 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--63.7%
		Aerospace & Defense--1.2%
$4,250,000		Boeing Capital Corp., 6.50%, 2/15/2012	$4,400,322
2,235,000		Lockheed Martin Corp., Note, 8.20%, 12/1/2009	2,531,272
2,865,000		Raytheon Co., Sr. Note, 8.20%, 3/1/2006	3,118,667
2,075,000		Raytheon Co., Note, 6.75%, 8/15/2007	2,168,354

		TOTAL	12,218,615

		Air Transportation--2.1%
238,473		Continental Airlines, Inc., Pass Thru Cert. (Series 1999-2C1), 7.73%, 3/15/2011	209,763
7,144,048		Continental Airlines, Inc., Pass Thru Cert. (Series 1997-4 B), 6.90%, 1/2/2017	6,562,308
4,000,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	3,380,000
1,000,000		Delta Air Lines, Inc., Pass Thru Cert., 7.57%, 11/18/2010	1,047,020
2,500,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	2,562,025
2,346,471		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	2,574,666
223,159		Northwest Airlines Corp., Pass Thru Cert. (Series 992A), 7.575%, 9/1/2020	229,963
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,033,703
3,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	2,920,019

		TOTAL	21,519,467

		Automotive--0.7%
4,350,000	[1]	Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	4,232,376
2,100,000		General Motors Corp., MTN, 9.45%, 11/1/2011	2,456,076

		TOTAL	6,688,452

		Banking--5.9%
4,750,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	4,809,850
3,500,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	3,772,195
5,000,000		Barclays Bank PLC, Bond, 8.55%, 9/29/2049	5,686,650
5,500,000		Capital One Bank, Sr. Note, 6.875%, 2/1/2006	5,541,030
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,170,091
2,750,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	3,062,867
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	5,887,059
3,500,000		Hudson United Bancorp, Sub. Note, 7.00%, 5/15/2012	3,559,115
215,000	[1]	NationsBank Corp., Sr. Note, 6.125%, 7/15/2004	225,335
10,926,914	[2]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	11,568,094
3,800,000	[2]	Swedbank, Sub., Note, 7.50%, 11/29/2049	4,054,676
140,000		Toyota Motor Credit Corp., Note, 5.625%, 11/13/2003	145,183
5,000,000		U.S. Bank N.A., Sub. Note, 6.30%, 2/4/2014	5,116,750

		TOTAL	59,598,895

Principal Amount			Value
		CORPORATE BONDS--continued
		Beverage & Tobacco--0.3%
$2,535,000		Anheuser-Busch Cos., Inc., Note, 7.10%, 6/15/2007	$2,689,001

		Broadcast Radio & TV--1.7%
2,750,000		AOL Time Warner, Inc.,Note, 5.625%, 5/1/2005	2,750,577
4,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	4,358,520
3,450,000		Clear Channel Communications, Inc., Sr. Note, 7.65%, 9/15/2010	3,608,838
6,250,000		Grupo Televisa SA, Note, 8.00%, 9/13/2011	6,296,875

		TOTAL	17,014,810

		Cable Television--2.9%
4,500,000		CF Cable TV, Inc., Sr. Note, 9.125%, 7/15/2007	4,999,050
11,290,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	11,701,746
3,500,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	3,588,375
8,250,000		Univision Communications, Inc., 7.85%, 7/15/2011	8,492,220

		TOTAL	28,781,391

		Chemicals & Plastics--0.4%
6,250,000	[2]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	4,291,600

		Consumer Products--1.2%
6,480,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	7,225,200
4,650,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	5,032,090

		TOTAL	12,257,290

		Ecological Services & Equipment--1.7%
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	609,738
7,750,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	8,000,945
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	8,923,942

		TOTAL	17,534,625

		Education--0.8%
7,475,000		Boston University, MTN, 7.625%, 7/15/2097	7,560,962

		Finance - Automotive--0.2%
300,000		Ford Motor Credit Co., Note, 7.57%, 5/16/2005	303,873
1,900,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	1,929,013

		TOTAL	2,232,886

Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Retail--1.2%
$3,000,000		Household Finance Corp., Note, 5.75%, 1/30/2007	$2,991,120
3,000,000		Household Finance Corp., Note, 6.375%, 10/15/2011	2,920,680
1,750,000		Household Finance Corp., Note, 7.00%, 5/15/2012	1,776,110
180,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	173,671
4,500,000		Sears Roebuck Acceptance Corp., Note, 6.70%, 4/15/2012	4,606,200

		TOTAL	12,467,781

		Financial Intermediaries--2.0%
2,795,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	2,928,629
115,000		Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	119,464
1,000,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	955,000
3,800,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	4,104,228
2,600,000		Goldman Sachs Group, Inc., Sr. Note, 6.60%, 1/15/2012	2,647,684
190,000		Goldman Sachs Group, Inc., Note (Series EMTN), 7.35%, 10/1/2009	200,782
2,425,000		Lehman Brothers Holdings, Inc., Note, (Series F), 7.00%, 5/15/2003	2,509,245
185,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	193,125
425,000		Merrill Lynch & Co., Inc., Sr. Note, 7.15%, 7/30/2012	427,962
5,750,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	6,045,493

		TOTAL	20,131,612

		Financial Services--0.0%
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	124,784
215,000		Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	209,758

		TOTAL	334,542

		Food Products--1.1%
5,000,000		General Mills, Inc., Note, 6.00%, 2/15/2012	4,969,700
4,500,000		Kellogg Co., Deb. (Series B), 7.45%, 4/1/2031	4,922,550
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	980,980

		TOTAL	10,873,230

		Forest Products--1.7%
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,679,000
9,350,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	9,564,863
500,000	[2]	Weyerhaeuser Co., Note, 5.50%, 3/15/2005	508,815
4,200,000	[2]	Weyerhaeuser Co., Note, 6.125%, 3/15/2007	4,307,226

		TOTAL	17,059,904

Principal Amount			Value
		CORPORATE BONDS--continued
		Health Care--1.0%
$300,000		Columbia/HCA Healthcare Corp., Note, 6.87%, 9/15/2003	$310,146
4,350,000		Guidant Corp., Note, 6.15%, 2/15/2006	4,433,041
4,750,000	[1]	UnitedHealth Group, Inc., Note, 7.50%, 11/15/2005	5,176,883

		TOTAL	9,920,070

		Industrial Products & Equipment--1.0%
4,400,000		Textron Financial Corp., Note, 5.875%, 6/1/2007	4,417,424
5,000,000		Tyco International Group, 6.375%, 10/15/2011	4,312,500
1,100,000	[1]	Tyco International Group, Company Guarantee, 4.95%, 8/1/2003	1,032,625

		TOTAL	9,762,549

		Insurance--4.5%
450,000		American General Corp., Note, 7.75%, 4/1/2005	486,333
6,750,000		CNA Financial Corp., Bond, 6.95%, 1/15/2018	5,729,062
2,950,000		Delphi Financial Group, Inc., Note, (Series A), 9.31%, 3/25/2027	2,214,122
10,350,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	10,675,714
7,800,000	[2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	7,999,212
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	26,813
200,000	[2]	Providian Cap I, Bank Guarantee, 9.525%, 2/1/2027	41,500
6,500,000	[2]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	6,834,295
175,000		Royal & Sun Alliance Insurance Group PLC, Sub. Deb., 8.95%, 10/15/2029	187,311
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	561,367
1,000,000	[2]	USF&G Capital Corp.,Company Guarantee, 8.312%, 7/1/2046	992,660
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	5,661,105
3,950,000	[2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	3,944,510

		TOTAL	45,354,004

		Leisure & Entertainment--2.3%
11,550,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	12,044,109
100,000		Time Warner, Inc. Company Guarantee, 6.625%, 5/15/2029	85,683
10,250,000		Viacom, Inc., Deb., 8.25%, 8/1/2022	10,632,120

		TOTAL	22,761,912

		Metals & Mining--4.2%
9,600,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	10,256,736
11,000,000		Inco Ltd., Note, 9.60%, 6/15/2022	11,694,760
8,850,000	[2]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	9,078,339
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	8,344,430
2,550,000		Santa Fe Pacific Gold, Sr. Deb., 8.375%, 7/1/2005	2,647,181

		TOTAL	42,021,446

Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--5.0%
$1,500,000		Conoco, Inc., 6.35%, 10/15/2011	$1,546,530
4,200,000	[2]	EOG Company of Canada, Company Guarantee, 7.00%, 12/1/2011	4,281,102
3,150,000		Enterprise Oil, Sr. Note, 7.00%, 5/1/2018	3,343,252
450,000		Husky Oil Ltd., Sr. Deb., 7.55%, 11/15/2016	455,319
10,850,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	11,223,565
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	207,035
1,500,000		Norcen Energy Resources, Inc., Sr. Deb., 6.80%, 7/2/2002	1,506,420
3,900,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	4,305,717
220,000		Petro-Canada, Inc., Deb., 7.00%, 11/15/2028	208,815
8,750,000		Sun Co., Inc., Deb., 9.00%, 11/1/2024	9,720,113
2,500,000		Sun Co., Inc., Deb., 9.375%, 6/1/2016	2,715,025
2,500,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	2,660,775
1,750,000		Veritas DGC, Inc., Sr. Note, 9.75%, 10/15/2003	1,767,500
5,000,000	[2]	WCG Note Trust, Secured Note, 8.25%, 3/15/2004	4,815,350
1,900,000		Williams Cos., Inc. (The), Note, 6.625%, 11/15/2004	1,908,246

		TOTAL	50,664,764

		Pharmaceutical--0.7%
6,500,000		American Home Products Corp., Note, 7.90%, 2/15/2005	7,106,515

		Printing & Publishing--1.5%
4,850,000		News America Holdings, Inc., Deb., 7.90%, 12/1/2095	4,491,149
500,000		News America Holdings, Inc., Company Guarantee, 9.25%, 2/1/2013	569,045
9,520,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	9,866,909

		TOTAL	14,927,103

		Rail Industry--0.7%
2,923,459		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	3,150,700
350,000		Canadian Pacific RR, 6.25%, 10/15/2011	349,447
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,207,834

		TOTAL	6,707,981

		Real Estate--2.9%
4,000,000		EOP Operating LP, Note, 7.375%, 11/15/2003	4,168,080
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	191,140
8,250,000		Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006	8,762,243
5,300,000		SUSA Partnership, Deb., 7.50%, 12/1/2027	5,366,568
3,250,000		SUSA Partnership, Note, 8.20%, 6/1/2017	3,700,385
7,400,000		Sun Communities, Inc., MTN, 6.77%, 5/16/2005	7,510,334

		TOTAL	29,698,750

Principal Amount			Value
		CORPORATE BONDS--continued
		Retailers--2.3%
$3,150,000		CVS Corp., Note, 5.625%, 3/15/2006	$3,189,879
2,150,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	2,236,000
3,500,000		Federated Department Stores, Inc., Sr. Note, 8.125%, 10/15/2002	3,583,195
10,497,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	8,502,570
5,340,000		TJX Cos., Inc., Note, 7.45%, 12/15/2009	5,546,177

		TOTAL	23,057,821

		Sovereign--0.9%
4,565,000	[1]	Colombia, Republic of, Note, 7.25%, 2/15/2003	4,679,125
145,000		Manitoba, Province of, Deb., 6.75%, 3/1/2003	149,611
3,500,000		Sweden, Kingdom of, Deb., 10.25%, 11/1/2015	4,372,900

		TOTAL	9,201,636

		Steel--0.4%
3,500,000	[2]	Allegheny Technologies, Inc., Note, 8.375%, 12/15/2011	3,647,630

		Supranational--0.5%
5,350,000		Corporacion Andina De Fomento, Bond, 7.375%, 1/18/2011	5,572,988

		Technology Services--1.0%
3,750,000		Adaptec, Inc., Sub. Conv. Bond, 4.75%, 2/1/2004	3,631,312
6,000,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	6,135,000

		TOTAL	9,766,312

		Telecommunications & Cellular--4.8%
4,500,000	[2]	AT&T Corp., Sr. Note, 7.30%, 11/15/2011	4,083,750
8,400,000		CenturyTel, Inc., Sr. Note, 8.375%, 10/15/2010	8,792,364
4,000,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	4,208,440
4,800,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	4,916,784
2,150,000		Intermedia Communications, Inc., Sr. Disc. Note (Series B), 12.25%, 3/1/2009	978,250
1,350,000		LCI International, Inc., Sr. Note, 7.25%, 6/15/2007	1,051,313
6,500,000		MetroNet Communications Corp., Sr. Note, 10.625%, 11/1/2008	942,500
1,300,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	214,500
5,125,000		Qwest Capital Funding, Bond, 7.75%, 2/15/2031	3,561,875
1,000,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/1/2004	964,090
7,500,000	[2]	Sprint Capital Corp., Note, 8.375%, 3/15/2012	7,530,975
7,690,000		Telecom de Puerto Rico, Sr. Note, 6.65%, 5/15/2006	7,645,014
2,762,000		Tritel PCS, Inc., Company Guarantee, 10.375%, 1/15/2011	2,962,245
1,000,000		Verizon Global Funding, Sr. Unsecd. Note, 7.25%, 12/1/2010	1,046,470

		TOTAL	48,898,570

Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--4.9%
$5,700,000		Arizona Public Service Co., 6.375%, 10/15/2011	$5,645,850
55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	58,979
250,000		CMS Energy Corp., Sr. Note, 8.375%, 7/1/2003	248,295
3,750,000		DPL, Inc., Sr. Note, 6.875%, 9/1/2011	3,715,575
5,150,000		Enersis SA, Note, 7.40%, 12/1/2016	4,677,230
1,300,000		FirstEnergy Corp., 6.45%, 11/15/2011	1,241,708
4,700,000		FirstEnergy Corp., 7.375%, 11/15/2031	4,479,852
7,650,000		Homer City Funding, Sr. Secd. Note, 8.734%, 10/1/2026	7,275,028
700,000	[2]	Israel Electric Corp. Ltd.,Note, 7.95%, 5/30/2011	719,033
5,500,000	[2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	4,824,820
3,900,000		MidAmerican Energy Co., Bond, 6.75%, 12/30/2031	3,734,406
100,000		NRG Energy, Inc., Bond, 8.00%, 11/1/2003	82,375
875,000		Oncor, Inc., Note, 6.375%, 5/1/2012	891,231
6,000,000		PSEG Power LLC, 7.75%, 4/15/2011	6,329,040
3,500,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	2,742,530
2,350,000		Utilicorp United, Inc., Sr. Note, 7.95%, 2/1/2011	2,176,547

		TOTAL	48,842,499

		TOTAL CORPORATE BONDS (IDENTIFIED COST $650,356,643)	641,167,613

		GOVERNEMENT AGENCIES--0.3%
470,460		Federal Home Loan Mortgage Corp., 6.00%, 4/1/2011 -- 4/1/2029	475,629
171,959		Federal Home Loan Mortgage Corp., 6.50%, 5/1/2029	175,292
744,976		Federal National Mortgage Association, 6.50%, 5/1/2013 -- 3/1/2029	762,550
390,965		Federal National Mortgage Association, 7.00%, 5/1/2028 -- 8/1/2028	405,186
194,877		Federal National Mortgage Association, 7.50%, 4/1/2028	205,229
73,000		Federal National Mortgage Association, 9.00%, 6/1/2017	80,277
176,923		Government National Mortgage Association, 7.00%, 12/15/2023 - 8/15/2028	184,791
95,418		Government National Mortgage Association, 7.50%, 12/15/2027	100,696
164,316		Government National Mortgage Association, 8.00%, 12/15/2023	177,205
75,016		Government National Mortgage Association, 9.00%, 11/15/2017	82,705

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $2,399,752)	2,649,560

Principal Amount or Shares			Value
		MUNICIPALS--3.9%
$5,630,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds (Series 1997), 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	$5,837,240
3,000,000		Harvard University, MA, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,408,330
6,050,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	6,391,643
3,090,000		McKeesport, PA, Taxable GO (Series 1997B), 7.30% Bonds (MBIA INS), 3/1/2020	3,188,695
3,000,000		Miami, FL, Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	3,040,260
4,675,000		Pittsburgh, PA, Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	4,967,094
2,635,000		Pittsburgh, PA, Urban Redevelopment Authority, 9.07% Bonds (FSA INS), 9/1/2014	2,907,960
2,200,000		Southeastern, PA, Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD), 3/1/2020	2,403,830
4,200,000		St. Johns County, FL, Convention Center, Taxable Municipal Revenue Bonds, 8.00% (FSA INS), 1/1/2026	4,471,614
2,080,000		Tampa, FL, Sports Authority, 8.02% Bonds (MBIA INS), 10/1/2026	2,374,424

		TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $37,147,963)	38,991,090

		PREFERRED STOCKS--1.6%
		Financial Intermediaries--1.2%
142,000	[1]	Citigroup, Inc., Cumulative Pfd., $3.18	6,789,375
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84	5,435,625

		TOTAL	12,225,000

		Real Estate--0.4%
80,000		Prologis Trust, Cumulative Pfd.	3,980,000

		Telecommunications & Cellular--0.0%
1,314	[1]	Global Crossing Holdings Ltd., PIK Pfd., 10.50%	986

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,132,747)	16,205,986

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--1.9%
		Financial Intermediaries--0.7%
$1,000,000		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	$958,933
3,850,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	2,989,994
3,184,635		World Financial, Class B, 6.91%, 9/1/2013	3,263,504

		TOTAL	7,212,431

		Structured Product (ABS)--1.1%
6,678,745	[2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	6,884,317
1,009,413	[2]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	908,472
2,516,806	[2]	Option One Mortgage Securities Corp. 1999-4, Class CTF, 9.66%, 9/26/2031	2,518,680
1,000,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	1,035,460

		TOTAL	11,346,929

		Whole Loan--0.1%
1,129,823	[2]	SMFC Trust Asset-Backed Certificates (Series 1997-A), Class 4, 6.18355%, 1/28/2025	880,561

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $20,275,838)	19,439,921

		WARRANTS--0.0%
		Insurance--0.0%
10,585	[3]	Arcadia Financial Ltd., Warrants, 3/15/2007 (Cost $0)	106

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
325,000		Morgan Stanley Capital, Inc., Class A3 (Series 1998-XL1), 6.48%, 6/3/2030 (identified cost $329,325)	339,893

		MUTUAL FUNDS--27.7%
9,014,978		Prime Value Obligations Fund, Class IS	9,014,978
41,517,106		The High Yield Bond Portfolio	270,276,361

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $354,940,214)	279,291,339

		TOTAL INVESTMENTS (IDENTIFIED COST $1,081,582,482)[4]	$998,085,508

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2002, these securities amounted to $101,562,371 which represents 10.1% of net assets.

3 Non-income producing security.

4 The cost of investments for generally accepted accounting principles ("GAAP") is $1,081,582,482. Cost for federal tax purposes is $1,083,338,669. The net unrealized depreciation of investments on a federal tax basis amounts to $85,253,161 which is comprised of $17,998,341 appreciation and $103,251,502 depreciation at May 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($1,006,729,696) at May 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranty
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
PIK	--Payment in Kind
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,081,582,482)		$998,085,508
Income receivable		14,068,730
Receivable for shares sold		2,866,419
Cash held as collateral for securities lending		9,618,140

TOTAL ASSETS		1,024,638,797

Liabilities:
Payable for investments purchased	$4,398,724
Payable for shares redeemed	894,881
Payable to bank	76,401
Income distribution payable	2,361,031
Payable on collateral due to broker	9,618,140
Accrued expenses	559,924

TOTAL LIABILITIES		17,909,101

Net assets for 116,460,171 shares outstanding		$1,006,729,696

Net Assets Consist of:
Paid in capital		$1,147,457,343
Net unrealized depreciation of investments		(83,496,974)
Accumulated net realized loss on investments		(50,338,134)
Distributions in excess of net investment income		(6,892,539)

TOTAL NET ASSETS		$1,006,729,696

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($248,562,750 ÷ 28,816,391 shares outstanding)		$8.63

Offering price per share (100/95.50 of $8.63)[1]		$9.04

Redemption proceeds per share		$8.63

Class B Shares:
Net asset value per share ($408,679,981 ÷ 47,262,195 shares outstanding)		$8.65

Offering price per share		$8.65

Redemption proceeds per share (94.50/100 of $8.65)[1]		$8.17

Class C Shares:
Net asset value per share ($81,033,954 ÷ 9,369,109 shares outstanding)		$8.65

Offering price per share		$8.65

Redemption proceeds per share (99.00/100 of $8.65)[1]		$8.56

Class F Shares:
Net asset value per share ($268,453,011 ÷ 31,012,476 shares outstanding)		$8.66

Offering price per share (100/99.00 of $8.66)[1]		$8.75

Redemption proceeds per share (99.00/100 of $8.66)[1]		$8.57

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2002 (unaudited)

Investment Income:
Dividends			$13,396,362
Interest (including income on securities loaned $4,631)			27,417,369

TOTAL INCOME			40,813,731

Expenses:
Investment adviser fee		$3,705,300
Administrative personnel and services fee		371,518
Custodian fees		22,726
Transfer and dividend disbursing agent fees and expenses		369,143
Directors'/Trustees' fees		7,411
Auditing fees		6,674
Legal fees		2,470
Portfolio accounting fees		82,225
Distribution services fee--Class B Shares		1,464,394
Distribution services fee--Class C Shares		304,378
Shareholder services fee--Class A Shares		294,574
Shareholder services fee--Class B Shares		488,131
Shareholder services fee--Class C Shares		101,460
Shareholder services fee--Class F Shares		350,935
Share registration costs		56,646
Printing and postage		52,629
Insurance premiums		1,231
Taxes		45,452
Miscellaneous		4,950

TOTAL EXPENSES		7,732,247

Waivers and Reimbursement:
Waiver of investment adviser fee	$(496,628)
Waiver of transfer and dividend disbursing agent fees and expenses	(8,198)
Waiver of shareholder services fee--Class A Shares	(58,915)
Waiver of shareholder services fee--Class F Shares	(28,075)
Reimbursement of investment adviser fee	(653)

TOTAL WAIVERS AND REIMBURSEMENT		(592,469)

Net expenses			7,139,778

Net investment income			33,673,953

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(5,765,015)
Net change in unrealized depreciation of investments			(5,763,602)

Net realized and unrealized loss on investments			(11,528,617)

Change in net assets resulting from operations			$22,145,336

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2002	Year Ended 11/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,673,953	$68,450,758
Net realized gain (loss) on investments	(5,765,015)	980,532
Net change in unrealized appreciation/depreciation of investments	(5,763,602)	17,692,857

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,145,336	87,124,147

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,339,954)	(18,302,457)
Class B Shares	(12,251,691)	(23,337,891)
Class C Shares	(2,528,510)	(5,599,655)
Class F Shares	(9,810,118)	(23,547,144)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,930,273)	(70,787,147)

Share Transactions:
Proceeds from sale of shares	157,091,296	464,737,660
Net asset value of shares issued to shareholders in payment of distributions declared	18,155,609	43,839,577
Cost of shares redeemed	(155,103,248)	(412,160,338)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,143,657	96,416,899

Change in net assets	9,358,720	112,753,899

Net Assets:
Beginning of period	997,370,976	884,617,077

End of period	$1,006,729,696	$997,370,976

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended October 31,
	5/31/2002	11/30/2001	11/30/2000 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$ 8.72	$ 8.55	$ 8.65	$ 9.11	$ 9.82	$10.02
Income From Investment Operations:
Net investment income	0.31 [3]	0.66	0.06	0.69	0.67	0.70
Net realized and unrealized gain (loss) on investments	(0.10)[3]	0.19	(0.10)	(0.44)	(0.70)	(0.19)

TOTAL FROM INVESTMENT OPERATIONS	0.21	0.85	(0.04)	0.25	(0.03)	0.51

Less Distributions:
Distributions from net investment income	(0.30)	(0.68)	(0.06)	(0.71)	(0.68)	(0.71)

Net Asset Value, End of Period	$ 8.63	$ 8.72	$ 8.55	$ 8.65	$ 9.11	$ 9.82

Total Return[4]	2.51%	10.24%	(0.46)%	2.81%	(0.35)%	5.14%

Ratios to Average Net Assets:

Expenses	1.06%[5]	1.06%	1.05%[5]	1.05%	1.06%	1.05%

Net investment income	7.21%[3,5]	7.51%	8.38%[5]	7.85%	7.07%	6.89%

Expense waiver/reimbursement[6]	0.15%[5]	0.17%	0.21%[5]	0.18%	0.16%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$248,563	$232,594	$217,008	$216,101	$249,056	$210,768

Portfolio turnover	16%	31%	2%	27%	30%	20%

1 The Fund has changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002, this change had no effect on the net investment income per share, and net realized and unrealized gain (loss) on investments per share and decreased the ratio of net investment income to average net assets from 7.27% to 7.21%. Per share, ratios and supplemental data for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended October 31,
	5/31/2002	11/30/2001	11/30/2000 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$ 8.74	$ 8.57	$ 8.66	$ 9.12	$ 9.83	$10.02
Income From Investment Operations:
Net investment income	0.28 [3]	0.60	0.05	0.63	0.60	0.61
Net realized and unrealized gain (loss) on investments	(0.10)[3]	0.18	(0.09)	(0.45)	(0.70)	(0.18)

TOTAL FROM INVESTMENT OPERATIONS	0.18	0.78	(0.04)	0.18	(0.10)	0.43

Less Distributions:
Distributions from net investment income	(0.27)	(0.61)	(0.05)	(0.64)	(0.61)	(0.62)

Net Asset Value, End of Period	$ 8.65	$ 8.74	$ 8.57	$ 8.66	$ 9.12	$ 9.83

Total Return[4]	2.11%	9.35%	(0.42)%	2.02%	(1.11)%	4.34%

Ratios to Average Net Assets:

Expenses	1.86%[5]	1.86%	1.85%[5]	1.85%	1.86%	1.85%

Net investment income	6.41%[3,5]	6.70%	7.56%[5]	7.05%	6.27%	6.09%

Expense waiver/reimbursement[6]	0.10%[5]	0.12%	0.16%[5]	0.13%	0.11%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$408,680	$380,016	$286,738	$288,505	$345,034	$302,010

Portfolio turnover	16%	31%	2%	27%	30%	20%

1 The Fund has changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002, this change had no effect on the net investment income per share, and net realized and unrealized gain (loss) on investments per share and decreased the ratio of net investment income to average net assets from 6.47% to 6.41%. Per share, ratios and supplemental data for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended October 31,
	5/31/2002	11/30/2001	11/30/2000 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$ 8.74	$ 8.57	$ 8.66	$ 9.12	$ 9.83	$10.02
Income From Investment Operations
Net investment income	0.28 [3]	0.60	0.05	0.63	0.60	0.61
Net realized and unrealized gain (loss) on investments	(0.10)[3]	0.18	(0.09)	(0.45)	(0.70)	(0.18)

TOTAL FROM INVESTMENT OPERATIONS	0.18	0.78	(0.04)	0.18	(0.10)	0.43

Less Distributions:
Distributions from net investment income	(0.27)	(0.61)	(0.05)	(0.64)	(0.61)	(0.62)

Net Asset Value, End of Period	$ 8.65	$ 8.74	$ 8.57	$ 8.66	$ 9.12	$ 9.83

Total Return[4]	2.11%	9.33%	(0.42)%	2.02%	(1.11)%	4.35%

Ratios to Average Net Assets:

Expenses	1.86%[5]	1.86%	1.85%[5]	1.85%	1.86%	1.85%

Net investment income	6.41%[3,5]	6.70%	7.56%[5]	7.04%	6.27%	6.09%

Expense waiver/reimbursement[6]	0.10%[5]	0.12%	0.16%[5]	0.13%	0.11%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$81,034	$82,973	$74,250	$75,821	$92,875	$76,645

Portfolio turnover	16%	31%	2%	27%	30%	20%

1 The Fund has changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002, this change had no effect on the net investment income per share, and net realized and unrealized gain (loss) on investments per share and decreased the ratio of net investment income to average net assets from 6.47% to 6.41%. Per share, ratios and supplemental data for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended October 31,
	5/31/2002	11/30/2001	11/30/2000 [1]	2000	1999 [2]	1998
Net Asset Value, Beginning of Period	$ 8.75	$ 8.57	$ 8.67	$ 9.12	$ 9.83	$10.02
Income From Investment Operations:
Net investment income	0.31 [3]	0.66	0.06	0.70	0.67	0.69
Net realized and unrealized gain (loss) on investments	(0.10)[3]	0.20	(0.10)	(0.44)	(0.70)	(0.18)

TOTAL FROM INVESTMENT OPERATIONS	0.21	0.86	(0.04)	0.26	(0.03)	0.51

Less Distributions:
Distributions from net investment income	(0.30)	(0.68)	(0.06)	(0.71)	(0.68)	(0.70)

Net Asset Value, End of Period	$ 8.66	$ 8.75	$ 8.57	$ 8.67	$ 9.12	$ 9.83

Total Return[4]	2.49%	10.30%	(0.46)%	2.92%	(0.35)%	5.12%

Ratios to Average Net Assets:

Expenses	1.09%[5]	1.09%	1.08%[5]	1.08%	1.09%	1.08%

Net investment income	7.18%[3,5]	7.48%	8.33%[5]	7.82%	7.02%	6.86%

Expense waiver/reimbursement[6]	0.12%[5]	0.14%	0.18%[5]	0.15%	0.13%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$268,453	$301,788	$306,621	$313,811	$375,902	$393,905

Portfolio turnover	16%	31%	2%	27%	30%	20%

1 The Fund has changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the six months ended May 31, 2002, this change had no effect on the net investment income per share, and net realized and unrealized gain (loss) on investments per share and decreased the ratio of net investment income to average net assets from 7.24% to 7.18%. Per share, ratios and supplemental data for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2002 (unaudited)

ORGANIZATION

Federated Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of one portfolio. The financial statements included herein are those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sales price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commissions ("SEC"), the Fund may invest in Federated Core Trust (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. The Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potentially inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund along with other affiliated investment companies, may utilize a joint account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and accretes discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 12/1/2001			For the Six Months Ended 5/31/2002
	Cost of Investments	Undistributed Net Investment Income	Accumulated Gain (Loss) on Investments	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain
Increase (Decrease)	$(2,591,135)	$(2,479,690)	$(111,445)	$(334,124)	$(834,948)	$1,169,072

The statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $43,137,527, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 430,964

2003	106,973

2004	434,628

2006	9,429,209

2007	30,734,912

2008	2,000,841

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to the agreed-upon rates.

As of May 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
9,241,779	$9,618,140

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,639,180	$57,228,858	20,517,068	$180,497,578
Shares issued to shareholders in payment of distributions declared	551,149	4,743,962	1,545,489	13,518,716
Shares redeemed	(5,048,361)	(43,542,100)	(20,761,140)	(182,080,637)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,141,968	$18,430,720	1,301,417	$11,935,657

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	7,571,296	$65,522,451	15,696,182	$138,273,768
Shares issued to shareholders in payment of distributions declared	761,450	6,570,072	1,508,998	13,224,952
Shares redeemed	(4,546,127)	(39,312,983)	(7,201,916)	(63,347,733)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	3,786,619	$32,779,540	10,003,264	$88,150,987

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,366,900	$11,834,218	5,175,586	$45,537,956
Shares issued to shareholders in payment of distributions declared	125,567	1,083,898	403,748	3,540,715
Shares redeemed	(1,614,380)	(13,961,582)	(4,753,422)	(41,778,479)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(121,913)	$(1,043,466)	825,912	$7,300,192

	Six Months Ended 5/31/2002		Year Ended 11/30/2001
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,591,849	$22,505,769	11,379,685	$100,428,358
Shares issued to shareholders in payment of distributions declared	666,534	5,757,677	1,545,747	13,555,194
Shares redeemed	(6,736,450)	(58,286,583)	(14,205,715)	(124,953,489)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(3,478,067)	$(30,023,137)	(1,280,283)	$(10,969,937)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,328,607	$20,143,657	10,850,310	$96,416,899

INVESTMENT ADVISER FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the six months ended May 31, 2002, Class A Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended May 31, 2002, were as follows:

Purchases	$170,891,728

Sales	$104,966,460

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2002, were as follows:

Purchases	$6,085,688

Sales	$47,305,392

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

2072302 (7/02)